Foreclosed Assets	12 Months Ended
Dec. 31, 2022
Foreclosed Assets
Foreclosed Assets

6. Foreclosed Assets

Roll forward of foreclosed assets for the years ended December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Beginning balance	$2,724	$4,449
Transferred from loans receivables, net	556	791
Transferred to loans receivables, net	(1,017)	-
Additions for construction/development	316	818
Sale proceeds	(1,096)	(3,418)
Loss on foreclosure	-	(47)
Loss on sale of foreclosed assets	-	(92)
Gain on foreclosure	-	67
Gain on sale of foreclosed assets	101	166
Impairment loss on foreclosed assets	(2)	(10)
Ending balance	$1,582	$2,724